UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21763 Name of Fund: Managed Account Series

Global SmallCap Portfolio High Income Portfolio MidCap Value Opportunities Portfolio US Mortgage Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Managed Account
Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

High Income Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Face
Industry		Amount	Corporate Bonds	Value

Aerospace & Defense -	USD	250,000	DRS Technologies, Inc., 6.625% due 2/01/2016	$ 244,375
1.4%		50,000	Hawker Beechcraft Acquisition Co. LLC, 8.50% due 4/01/2015 (h)	49,625
		350,000	Hawker Beechcraft Acquisition Co. LLC,
			8.875% due 4/01/2015 (d)(h)	331,470
		200,000	Hexcel Corp., 6.75% due 2/01/2015	193,000
		580,000	L-3 Communications Corp., 5.875% due 1/15/2015	564,050
		100,000	TransDigm, Inc., 7.75% due 7/15/2014	100,500
		80,000	Vought Aircraft Industries, Inc., 8% due 7/15/2011	73,800

				1,556,820

Auto Components - 2.7%		90,000	Allison Transmission, 11% due 11/01/2015 (h)	75,600
		410,000	Allison Transmission, 11.25% due 11/01/2015 (d)(h)	320,293
		225,000	ArvinMeritor, Inc., 8.125% due 9/15/2015	190,125
		315,000	The Goodyear Tire & Rubber Co., 8.663% due 12/01/2009 (b)	314,213
		105,000	The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011	105,788
		1,014,000	The Goodyear Tire & Rubber Co., 8.625% due 12/01/2011	1,043,153
		80,000	The Goodyear Tire & Rubber Co., 4% due 6/15/2034 (a)	170,000
		235,000	Lear Corp., 8.75% due 12/01/2016	209,150
		130,000	Metaldyne Corp., 10% due 11/01/2013	93,600
		500,000	Tenneco Automotive, Inc., 8.625% due 11/15/2014	482,500

				3,004,422

Automobiles - 0.6%		455,000	Ford Capital BV, 9.50% due 6/01/2010	418,600
		340,000	Ford Motor Co., 8.90% due 1/15/2032	265,200

				683,800

Biotechnology - 0.4%		475,000	Angiotech Pharmaceuticals, Inc., 8.874% due 12/01/2013 (b)	427,500

Building Products - 0.9%		175,000	Goodman Global Holding Co., Inc., 7.875% due 12/15/2012	189,280
		1,050,000	Momentive Performance Materials, Inc., 11.50% due 12/01/2016	820,312

				1,009,592

Chemicals - 2.0%		180,000	American Pacific Corp., 9% due 2/01/2015	177,300
		250,000	CII Carbon LLC, 11.125% due 11/15/2015 (h)	238,750
		100,000	Hexion U.S. Finance Corp., 9.369% due 11/15/2014 (b)	97,000
		235,000	Hexion U.S. Finance Corp., 9.75% due 11/15/2014	253,213
		200,000	Huntsman International LLC, 7.875% due 11/15/2014	208,000
		155,000	Ineos Group Holdings Plc, 8.50% due 2/15/2016 (h)	120,900
		135,000	Innophos, Inc., 8.875% due 8/15/2014	132,637
		350,000	MacDermid, Inc., 9.50% due 4/15/2017 (h)	301,000
	EUR	375,000	Rockwood Specialties Group, Inc., 7.625% due 11/15/2014	485,036
	USD	235,000	Terra Capital, Inc. Series B, 7% due 2/01/2017	230,887

				2,244,723

Commercial Services &		540,000	Aramark Corp., 8.50% due 2/01/2015	537,300
Supplies - 3.4%		90,000	Ashtead Capital, Inc., 9% due 8/15/2016 (h)	75,150
		330,000	Corrections Corp. of America, 7.50% due 5/01/2011	332,475
		625,000	Corrections Corp. of America, 6.75% due 1/31/2014	631,250
		515,000	DI Finance Series B, 9.50% due 2/15/2013	536,888
		75,000	FTI Consulting, Inc., 7.75% due 10/01/2016	77,625
		300,000	Mobile Services Group, Inc., 9.75% due 8/01/2014 (h)	255,000
		140,000	PNA Intermediate Holding Corp., 11.869% due 2/15/2013 (b)(d)(h)	126,700
		158,000	Sally Holdings LLC, 10.50% due 11/15/2016 (h)	140,225
		200,000	US Investigations Services, Inc., 10.50% due 11/01/2015 (h)	175,000
		250,000	West Corp., 9.50% due 10/15/2014	232,500
		695,000	West Corp., 11% due 10/15/2016	632,450

				3,752,563

Communications		375,000	Dycom Industries, Inc., 8.125% due 10/15/2015	368,906
Equipment - 1.0%		800,000	Nortel Networks Ltd., 8.508% due 7/15/2011 (b)(h)	744,000

				1,112,906

High Income Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Face
Industry		Amount	Corporate Bonds	Value

Construction Materials -	USD	375,000	Caue Finance Ltd., 8.875% due 8/01/2015 (h)	$ 405,000
0.4%		40,000	Texas Industries, Inc., 7.25% due 7/15/2013	38,400

				443,400

Containers & Packaging -		275,000	Berry Plastics Holding Corp., 8.866% due 9/15/2014 (b)	225,500
1.7%		510,000	Berry Plastics Holding Corp., 8.875% due 9/15/2014	452,625
		440,000	Graphic Packaging International Corp., 9.50% due 8/15/2013	414,700
		200,000	Impress Holdings BV, 7.383% due 9/15/2013 (b)(h)	184,000
		200,000	Packaging Dynamics Finance Corp., 10% due 5/01/2016 (h)	159,000
		260,000	Pregis Corp., 12.375% due 10/15/2013	261,300
		220,000	Smurfit-Stone Container Enterprises, Inc., 8% due 3/15/2017	204,050

				1,901,175

Distributors - 0.8%		605,000	American Tire Distributors, Inc., 11.08% due 4/01/2012 (b)	577,775
		275,000	Buhrmann US, Inc., 8.25% due 7/01/2014	257,125

				834,900

Diversified Financial		500,000	Ford Motor Credit Co., 8% due 12/15/2016	419,804
Services - 2.9%		270,000	Ford Motor Credit Co. LLC, 5.80% due 1/12/2009	262,619
		80,000	Ford Motor Credit Co. LLC, 5.70% due 1/15/2010	73,189
		195,000	Ford Motor Credit Co. LLC, 7.127% due 1/13/2012 (b)	164,257
		220,000	Ford Motor Credit Co. LLC, 7.80% due 6/01/2012	194,860
		65,000	GMAC LLC, 6% due 12/15/2011	54,810
		960,000	GMAC LLC, 6.75% due 12/01/2014	791,123
		660,000	GMAC LLC, 8% due 11/01/2031	546,981
		475,000	Leucadia National Corp., 8.125% due 9/15/2015	472,625
		180,000	Leucadia National Corp., 7.125% due 3/15/2017	169,650

				3,149,918

Diversified		1,540,000	Cincinnati Bell, Inc., 7.25% due 7/15/2013	1,540,000
Telecommunication		375,000	Citizens Communications Co., 6.25% due 1/15/2013	356,250
Services - 4.5%		195,000	Citizens Communications Co., 7.875% due 1/15/2027	178,425
		100,000	Qwest Communications International, Inc.,
			8.369% due 2/15/2009 (b)	99,500
		1,310,000	Qwest Communications International, Inc., 7.50% due 2/15/2014	1,296,900
		625,000	Qwest Corp., 7.50% due 10/01/2014	628,125
		100,000	Wind Acquisition Finance SA, 10.75% due 12/01/2015 (h)	106,000
		500,000	Windstream Corp., 8.125% due 8/01/2013	512,500
		200,000	Windstream Corp., 8.625% due 8/01/2016	207,000

				4,924,700

Electric Utilities - 1.2%		325,000	Edison Mission Energy, 7.75% due 6/15/2016	331,500
		435,000	Edison Mission Energy, 7% due 5/15/2017 (h)	423,038
		230,000	NSG Holdings LLC, 7.75% due 12/15/2025 (g)(h)	223,100
		225,000	Sierra Pacific Resources, 8.625% due 3/15/2014	241,208
		137,394	Tenaska Alabama Partners LP, 7% due 6/30/2021 (g)(h)	133,837

				1,352,683

Electrical Equipment -		495,000	Superior Essex Communications LLC, 9% due 4/15/2012	465,300
0.4%

Electronic Equipment &		240,000	NXP BV, 7.008% due 10/15/2013 (b)	199,200
Instruments - 0.9%		50,000	Sanmina-SCI Corp., 6.75% due 3/01/2013	43,250
		805,000	Sanmina-SCI Corp., 8.125% due 3/01/2016	702,363

				944,813

Energy Equipment &		60,000	Compagnie Generale de Geophysique-Veritas, 7.50% due 5/15/2015	59,100
Services - 1.1%		390,000	Compagnie Generale de Geophysique-Veritas, 7.75% due 5/15/2017	386,100
		180,000	North American Energy Partners, Inc., 8.75% due 12/01/2011	175,500
		605,000	SemGroup LP, 8.75% due 11/15/2015 (h)	565,675

				1,186,375

High Income Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)

	Face
Industry	Amount	Corporate Bonds	Value

Food & Staples Retailing - USD	125,000	AmeriQual Group LLC, 9.50% due 4/01/2012 (h)	$ 83,750
0.6%	635,000	Rite Aid Corp., 7.50% due 3/01/2017	544,512

			628,262

Food Products - 0.0%	40,000	Smithfield Foods, Inc., 7.75% due 7/01/2017	37,800

Gas Utilities - 0.2%	155,000	Transcontinental Gas Pipe Line Corp.
		Series B, 8.875% due 7/15/2012	175,150

Health Care Equipment &	110,000	The Cooper Cos., Inc., 7.125% due 2/15/2015	104,500
Supplies - 1.3%	230,000	Hologic, Inc., 2% due 12/15/2037 (a)	244,950
	1,100,000	ReAble Therapeutics Finance LLC, 10.875% due 11/15/2014 (h)	1,045,000

			1,394,450

Health Care Providers &	435,000	Accellent, Inc., 10.50% due 12/01/2013	343,650
Services - 2.1%	90,000	Community Health Systems, Inc. Series WI,
		8.875% due 7/15/2015 (h)	90,563
	220,000	Omnicare, Inc. Series OCR, 3.25% due 12/15/2035 (a)	153,725
	935,000	Tenet Healthcare Corp., 6.50% due 6/01/2012	820,462
	360,000	US Oncology, Inc., 9% due 8/15/2012	352,800
	200,000	US Oncology, Inc., 10.75% due 8/15/2014	195,000
	200,000	United Surgical Partners International, Inc., 8.875% due 5/01/2017	194,500
	60,000	Universal Hospital Services, Inc., 8.288% due 6/01/2015 (b)(h)	57,000
	60,000	Universal Hospital Services, Inc., 8.50% due 6/01/2015 (d)(h)	59,478

			2,267,178

Hotels, Restaurants &	460,000	American Real Estate Partners LP, 7.125% due 2/15/2013	426,650
Leisure - 6.1%	800,000	American Real Estate Partners LP, 7.125% due 2/15/2013 (h)	742,000
	400,000	Boyd Gaming Corp., 7.125% due 2/01/2016	344,000
	175,000	CCM Merger, Inc., 8% due 8/01/2013 (h)	156,625
	145,000	Fontainebleau Las Vegas Holdings LLC, 10.25% due 6/15/2015 (h)	108,750
	150,000	Galaxy Entertainment Finance Co. Ltd.,
		9.829% due 12/15/2010 (b)(h)	151,125
	250,000	Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (h)	256,250
	50,000	Gaylord Entertainment Co., 8% due 11/15/2013	46,000
	140,000	Great Canadian Gaming Corp., 7.25% due 2/15/2015 (h)	134,050
	250,000	Greektown Holdings, LLC, 10.75% due 12/01/2013 (h)	238,750
	1,200,000	Harrah's Operating Co., Inc., 10.75% due 2/01/2018 (d)(h)	1,020,000
	300,000	Indianapolis Downs LLC, 11% due 11/01/2012 (h)	276,000
	285,000	Landry's Restaurants, Inc., 9.50% due 12/15/2014	275,381
	390,000	Little Traverse Bay Bands of Odawa Indians,
		10.25% due 2/15/2014 (h)	390,975
	215,000	Mashantucket Western Pequot Tribe Series A,
		8.50% due 11/15/2015 (h)	204,250
	250,000	Pinnacle Entertainment, Inc., 7.50% due 6/15/2015 (h)	198,750
	110,000	Seneca Gaming Corp., 7.25% due 5/01/2012	106,700
	130,000	Shingle Springs Tribal Gaming Authority,
		9.375% due 6/15/2015 (h)	117,000
	65,000	Snoqualmie Entertainment Authority, 6.936% due 2/01/2014 (b)(h)	58,500
	250,000	Station Casinos, Inc., 7.75% due 8/15/2016	220,312
	33,000	Station Casinos, Inc., 6.625% due 3/15/2018	21,202
	80,000	Travelport LLC, 9.749% due 9/01/2014 (b)	72,000
	150,000	Tropicana Entertainment LLC Series WI, 9.625% due 12/15/2014 (h)	90,750
	65,000	Universal City Florida Holding Co. I, 7.989% due 5/01/2010 (b)	62,725
	230,000	Virgin River Casino Corp., 9% due 1/15/2012	181,700
	294,000	Waterford Gaming LLC, 8.625% due 9/15/2014 (h)	285,180
	575,000	Wynn Las Vegas LLC, 6.625% due 12/01/2014	554,156

			6,739,781

High Income Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Face
Industry		Amount	Corporate Bonds	Value

Household Durables -	USD	200,000	American Greetings Corp., 7.375% due 6/01/2016	$ 198,000
1.0%		545,000	Ashton Woods USA LLC, 9.50% due 10/01/2015	264,325
		335,000	Jarden Corp., 7.50% due 5/01/2017	286,425
		700,000	Stanley-Martin Communities LLC, 9.75% due 8/15/2015	350,000

				1,098,750

IT Services - 1.0%		730,000	First Data Corp., 9.875% due 9/24/2015 (h)	646,050
		380,000	SunGard Data Systems, Inc., 9.125% due 8/15/2013	385,700
		77,000	SunGard Data Systems, Inc., 10.25% due 8/15/2015 (h)	77,000

				1,108,750

Independent Power		755,000	The AES Corp., 8% due 10/15/2017 (h)	770,100
Producers & Energy		725,000	Dynegy Holdings, Inc., 7.75% due 6/01/2019 (h)	659,750
Traders - 4.0%		400,000	Energy Future Holding Corp., 11.25% due 11/01/2017 (d)(h)	387,566
		90,000	NRG Energy, Inc., 7.25% due 2/01/2014	87,637
		775,000	NRG Energy, Inc., 7.375% due 2/01/2016	748,844
		865,000	Texas Competitive Electric Holdings Co. LLC,
			10.25% due 11/01/2015 (h)	849,862
		950,000	Texas Competitive Electric Holdings Co. LLC,
			10.50% due 11/01/2016 (d)(h)	908,318

				4,412,077

Insurance - 0.1%		100,000	USI Holdings Corp., 8.744% due 11/15/2014 (b)(h)	83,500

Life Sciences Tools &		250,000	Bio-Rad Laboratories, Inc., 7.50% due 8/15/2013	252,500
Services - 0.2%

Machinery - 2.9%		285,000	Accuride Corp., 8.50% due 2/01/2015	225,150
		375,000	Ahern Rentals, Inc., 9.25% due 8/15/2013	301,875
		45,000	American Railcar Industries, Inc., 7.50% due 3/01/2014	40,500
		615,000	Esco Corp., 8.625% due 12/15/2013 (h)	587,325
		325,000	Invensys Plc, 9.875% due 3/15/2011 (h)	341,881
		260,000	RBS Global, Inc., 9.50% due 8/01/2014	234,650
		270,000	RBS Global, Inc., 11.75% due 8/01/2016 (h)	229,500
		85,000	RBS Global, Inc., 8.875% due 9/01/2016	74,375
		900,000	Terex Corp., 8% due 11/15/2017	884,250
		325,000	Titan International, Inc., 8% due 1/15/2012	304,687

				3,224,193

Marine - 0.1%		83,000	Navios Maritime Holdings, Inc., 9.50% due 12/15/2014 (h)	79,680

Media - 11.4%		60,000	Affinion Group, Inc., 10.125% due 10/15/2013	59,400
		275,000	Affinion Group, Inc., 11.50% due 10/15/2015	254,375
		650,000	Barrington Broadcasting Group LLC, 10.50% due 8/15/2014	643,500
		100,000	Bonten Media Acquisition Co., 9% due 6/01/2015 (d)(h)	81,403
		1,210,000	Cablevision Systems Corp. Series B, 9.644% due 4/01/2009 (b)	1,210,000
		125,000	Cablevision Systems Corp. Series B, 8% due 4/15/2012	119,688
		1,225,000	Charter Communications Holdings I, LLC, 11% due 10/01/2015	877,094
		645,000	Charter Communications Holdings II, LLC, 10.25% due 9/15/2010	609,413
		175,000	Dex Media, Inc., 8% due 11/15/2013	157,500
		175,000	Dex Media West LLC, 9.875% due 8/15/2013	178,500
		100,000	DirecTV Holdings LLC, 8.375% due 3/15/2013	103,375
		350,000	Echostar DBS Corp., 7.125% due 2/01/2016	349,563
		70,000	Harland Clarke Holdings Corp., 9.50% due 5/15/2015	53,900
		60,000	Harland Clarke Holdings Corp., 9.619% due 5/15/2015 (b)	43,500
		440,000	Idearc, Inc., 8% due 11/15/2016	393,800
		50,000	Intelsat Bermuda Ltd., 10.829% due 6/15/2013 (b)	51,125
		395,000	Intelsat Bermuda Ltd., 7.581% due 1/15/2015 (b)	395,000

High Income Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)

	Face
Industry	Amount	Corporate Bonds	Value

USD	60,000	Intelsat Intermediate Holding Co. Ltd., 9.231% due 2/01/2015 (e)	$ 49,200
	570,000	Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015	567,862
	325,000	Liberty Media Corp., 0.75% due 3/30/2023 (a)	330,687
	45,000	NTL Cable Plc, 8.75% due 4/15/2014	41,175
	625,000	NTL Cable Plc, 9.125% due 8/15/2016	565,625
	800,000	Nielsen Finance LLC, 10% due 8/01/2014	808,000
	156,000	PanAmSat Corp., 9% due 8/15/2014	154,830
	725,000	Paxson Communications Corp., 7.508% due 1/15/2012 (b)(h)	652,500
	186,657	ProtoStar I Ltd., 12.50% due 10/15/2012 (a)(b)(h)	195,990
	250,000	R.H. Donnelley Corp., 6.875% due 1/15/2013	210,000
	725,000	R.H. Donnelley Corp., 8.875% due 10/15/2017 (h)	614,437
	500,000	R.H. Donnelley Corp. Series A-2, 6.875% due 1/15/2013	420,000
	75,000	R.H. Donnelley Corp. Series A-3, 8.875% due 1/15/2016	64,312
	146,000	Rainbow National Services LLC, 10.375% due 9/01/2014 (h)	155,125
	400,000	Salem Communications Corp., 7.75% due 12/15/2010	395,500
	1,340,000	TL Acquisitions, Inc., 10.50% due 1/15/2015 (h)	1,219,400
	175,000	TL Acquisitions, Inc., 13.834% due 7/15/2015 (e)(h)	133,000
	229,000	Windstream Regatta Holdings, Inc., 11% due 12/01/2017 (h)	208,390
	230,000	Young Broadcasting, Inc., 10% due 3/01/2011	171,350

			12,538,519

Metals & Mining - 5.8%	530,000	AK Steel Corp., 7.75% due 6/15/2012	527,350
	1,210,000	Aleris International, Inc., 9% due 12/15/2014 (d)	923,477
	100,000	Arch Western Finance LLC, 6.75% due 7/01/2013	96,750
	60,000	Blaze Recycling & Metals LLC, 10.875% due 7/15/2012 (h)	54,000
	160,000	Century Aluminum Co., 7.50% due 8/15/2014	152,000
	500,000	FMG Finance Pty Ltd., 10.625% due 9/01/2016 (h)	567,500
	200,000	Foundation PA Coal Co., 7.25% due 8/01/2014	197,000
	875,000	Freeport-McMoRan Copper & Gold, Inc., 8.394% due 4/01/2015 (b)	858,594
	1,220,000	Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017	1,296,240
	175,000	Indalex Holding Corp. Series B, 11.50% due 2/01/2014	154,438
	275,000	Novelis, Inc., 7.25% due 2/15/2015	253,687
	275,000	RathGibson, Inc., 11.25% due 2/15/2014	270,875
	180,000	Ryerson, Inc., 10.614% due 11/01/2014 (b)(h)	165,600
	340,000	Ryerson, Inc., 12% due 11/01/2015 (h)	319,600
	590,000	Steel Dynamics, Inc., 7.375% due 11/01/2012 (h)	588,525

			6,425,636

Multi-Utilities - 0.1%	40,000	CenterPoint Energy, Inc. Series B, 3.75% due 5/15/2023 (a)	57,350

Multiline Retail - 0.4%	490,000	Neiman Marcus Group, Inc., 9% due 10/15/2015 (d)	487,079

Oil, Gas & Consumable	180,000	Atlas Energy Resources LLC, 10.75% due 2/01/2018 (h)	180,900
Fuels - 3.7%	175,000	Berry Petroleum Co., 8.25% due 11/01/2016	177,625
	375,000	Chaparral Energy, Inc., 8.50% due 12/01/2015	313,125
	195,000	Cimarex Energy Co., 7.125% due 5/01/2017	190,613
	270,000	Compton Petroleum Finance Corp., 7.625% due 12/01/2013	249,750
	135,000	Copano Energy LLC, 8.125% due 3/01/2016	136,688
	246,544	Corral Finans AB, 5.758% due 4/15/2010 (d)(h)	221,603
	110,000	Denbury Resources, Inc., 7.50% due 12/15/2015	110,000
	250,000	EXCO Resources, Inc., 7.25% due 1/15/2011	238,750
	350,000	Forest Oil Corp., 7.25% due 6/15/2019 (h)	350,000
	165,000	KCS Energy, Inc., 7.125% due 4/01/2012	156,750
	425,000	OPTI Canada, Inc., 8.25% due 12/15/2014 (h)	416,500
	360,000	Peabody Energy Corp., 7.375% due 11/01/2016	368,100
	585,000	Sabine Pass LNG LP, 7.50% due 11/30/2016	548,437
	235,000	Southwestern Energy Co., 7.50% due 2/01/2018 (h)	241,462
	225,000	Swift Energy Co., 7.125% due 6/01/2017	210,375

			4,110,678

High Income Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2008 (Unaudited)				(in U.S. dollars)

		Face
Industry		Amount	Corporate Bonds	Value

Paper & Forest Products -	USD	180,000	Abitibi-Consolidated, Inc., 6% due 6/20/2013	$ 122,400
4.1%		800,000	Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012	504,000
		150,000	Boise Cascade LLC, 7.125% due 10/15/2014	142,875
		280,000	Bowater Canada Finance Corp., 7.95% due 11/15/2011	217,700
		650,000	Cascades, Inc., 7.25% due 2/15/2013	596,375
		80,000	Domtar Corp., 5.375% due 12/01/2013	71,600
		710,000	Domtar Corp., 7.125% due 8/15/2015	683,375
		685,000	NewPage Corp., 10% due 5/01/2012 (h)	681,575
		400,000	NewPage Corp., 12% due 5/01/2013	396,000
		100,000	Norske Skog Canada Ltd., 7.375% due 3/01/2014	74,250
		295,000	Verso Paper Holdings LLC Series B, 6.989% due 8/01/2014 (b)	280,250
		735,000	Verso Paper Holdings LLC Series B, 9.125% due 8/01/2014	712,950

				4,483,350

Pharmaceuticals - 0.2%		195,000	PTS Acquisition Corp., 9.50% due 4/15/2015 (d)(h)	167,700

Real Estate Investment		150,000	Ventas Realty, LP, 9% due 5/01/2012	163,125
Trusts (REITs) - 0.1%

Real Estate Management		310,000	Realogy Corp., 10.50% due 4/15/2014 (h)	221,650
& Development - 0.5%		490,000	Realogy Corp., 11% due 4/15/2014 (d)(h)	325,850
		25,000	Realogy Corp., 12.375% due 4/15/2015 (h)	14,875

				562,375

Road & Rail - 0.4%		225,000	Avis Budget Car Rental LLC, 7.369% due 5/15/2014 (b)	191,250
		250,000	Avis Budget Car Rental LLC, 7.625% due 5/15/2014	230,000

				421,250

Semiconductors &		90,000	Amkor Technology, Inc., 7.75% due 5/15/2013	80,550
Semiconductor Equipment -		390,000	Amkor Technology, Inc., 9.25% due 6/01/2016	367,088
1.4%		55,000	Freescale Semiconductor, Inc., 8.866% due 12/15/2014 (b)	39,600
		960,000	Freescale Semiconductor, Inc., 9.125% due 12/15/2014 (d)	727,200
		150,000	Hynix Semiconductor, Inc., 7.875% due 6/27/2017 (h)	117,750
		240,000	Spansion, Inc., 8.249% due 6/01/2013 (b)(h)	177,600

				1,509,788

Software - 0.2%		212,468	BMS Holdings, Inc., 12.40% due 2/15/2012 (b)(d)(h)	195,512

Specialty Retail - 2.2%		200,000	Asbury Automotive Group, Inc., 8% due 3/15/2014	178,000
		90,000	Asbury Automotive Group, Inc., 7.625% due 3/15/2017	72,900
		375,000	Autonation, Inc., 6.258% due 4/15/2013 (b)	314,063
		100,000	Autonation, Inc., 7% due 4/15/2014	89,000
		90,000	Buffets, Inc., 12.50% due 11/01/2014	5,850
		480,000	General Nutrition Centers, Inc., 10.009% due 3/15/2014 (b)(d)	393,600
		390,000	General Nutrition Centers, Inc., 10.75% due 3/15/2015	313,950
		120,000	Group 1 Automotive, Inc., 2.25% due 6/15/2036 (a)(k)	81,450
		300,000	Michaels Stores, Inc., 10% due 11/01/2014	267,000
		495,000	Michaels Stores, Inc., 11.375% due 11/01/2016	400,950
		295,000	United Auto Group, Inc., 7.75% due 12/15/2016	264,025

				2,380,788

Textiles, Apparel &		625,000	Levi Strauss & Co., 8.875% due 4/01/2016	593,750
Luxury Goods - 0.5%

Tobacco - 0.3%		350,000	Vector Group Ltd., 11% due 8/15/2015 (h)	357,875

Wireless		200,000	American Tower Corp., 3% due 8/15/2012 (a)	377,250
Telecommunication	EUR	189,300	BCM Ireland Preferred Equity Ltd., 10.597% due 2/15/2017 (d)(h)	227,960
Services - 3.7%	USD	350,000	Centennial Communications Corp., 10.479% due 1/01/2013 (b)	333,375
		410,000	Centennial Communications Corp., 8.125% due 2/01/2014	385,400
		170,000	Cricket Communications, Inc., 9.375% due 11/01/2014 (h)	154,700
		265,000	Digicel Group Ltd., 8.875% due 1/15/2015 (h)	233,863
		470,000	Digicel Group Ltd., 9.125% due 1/15/2015 (d)(h)	407,485
		50,000	FiberTower Corp., 9% due 11/15/2012 (a)	43,625
		160,000	FiberTower Corp., 9% due 11/15/2012 (a)(h)	139,600

High Income Portfolio of Managed Account Series
Schedule of Investments as of January 31, 2008 (Unaudited)			(in U.S. dollars)

	Face
Industry	Amount	Corporate Bonds	Value

USD	290,000	iPCS, Inc., 5.364% due 5/01/2013 (b)	$ 258,100
	1,085,000	MetroPCS Wireless, Inc., 9.25% due 11/01/2014	998,200
	100,000	Orascom Telecom Finance SCA, 7.875% due 2/08/2014 (h)	93,060
	380,000	Rural Cellular Corp., 8.25% due 3/15/2012	391,400

			4,044,018

		Total Corporate Bonds (Cost - $95,986,942) - 80.9%	88,996,454

		Floating Rate Loan Interests (i)

Health Care Providers &	344,246	Community Health Systems, Inc. Term Loan B, 7.331% due 6/18/2014	316,641
Services - 0.3%

Hotels, Restaurants & Leisure -	476,019	Travelport, Inc. Term Loan, 11.838% due 3/22/2012	401,046
0.4%

IT Services - 0.4%	500,000	Alliance Data Systems Term Loan, 8.058% due 12/15/2014	465,000

Independent Power Producers &	997,500	TXU Corp. Term Loan 3, 8.396% due 10/10/2014	919,173
Energy Traders - 1.0%	249,375	TXU Corp. Term Loan B 2, 8.396% due 10/14/2029	228,858

			1,148,031

Media - 3.2%	900,000	Catalina Marketing Group Term Loan, 8.479% due 10/09/2015	801,000
	900,000	Catalina Marketing Group Term Loan, 8.479% due 10/09/2017	783,000
	60,606	Education Media and Publishing First Lien Term Loan,
		9.141% due 5/15/2009	57,954
	439,394	Education Media and Publishing First Lien Term Loan B,
		9.141% due 11/14/2014	420,170
	1,500,000	Education Media and Publishing Second Lien Term Loan,
		13.641% due 11/14/2014	1,425,000

			3,487,124

		Total Floating Rate Loan Interests (Cost - $6,124,700) - 5.3%	5,817,842

	Shares
	Held	Common Stocks

Semiconductors & Semiconductor	9,743	Cypress Semiconductor Corp. (j)	207,039
Equipment - 0.2%

		Total Common Stocks (Cost - $194,096) - 0.2%	207,039

		Preferred Stocks

Diversified Financial Services -	1,901	Bank of America Corp. Series L, 7.25% (a)	2,132,922
3.2%	25,000	Citigroup, Inc. Series T, 6.50% (a)	1,351,250

			3,484,172

Oil, Gas & Consumable	12	EXCO Resources, Inc., 7% (a)	128,400
Fuels - 0.6%	47	EXCO Resources, Inc., 11%	502,900

			631,300

		Total Preferred Stocks (Cost - $3,741,000) - 3.8%	4,115,472

	Beneficial
	Interest	Short-Term Securities

USD	10,800,914	BlackRock Liquidity Series, LLC Cash Sweep Series, 4.49% (c)(f)	10,800,914

		Total Short-Term Securities (Cost - $10,800,914) - 9.8%	10,800,914

		Total Investments (Cost - $116,847,652*) - 100.0%	109,937,721
		Liabilities in Excess of Other Assets - (0.0%)	(23,021)

		Net Assets - 100.0%	$ 109,914,700

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost		$ 116,928,267
Gross unrealized appreciation		$ 672,992
Gross unrealized depreciation		(7,663,538)
Net unrealized depreciation		$ (6,990,546)

(a)	Convertible security.

(b)	Floating rate security.

High Income Portfolio of Managed Account Series

Schedule of Investments as of January 31, 2008 (Unaudited)

(in U.S. dollars)

(c)	Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Interest
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$ 4,644,182	$ 422,821

(d)	Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

(e)	Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(f)	Represents the current yield as of January 31, 2008.

(g)	Subject to principal paydowns.

(h)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(i)	Floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.

(j)	Non-income producing security.

(k)	Represents a step bond.

• Forward foreign exchange contracts as of January 31, 2008 were as follows:

Foreign Currency		Foreign Currency		Settlement	Unrealized
	Purchased		Sold	Date	Depreciation

USD	844,416	EUR	576,000	4/23/08	$ (9,651)

Total Unrealized Depreciation on Forward
Foreign Exchange Contracts					$ (9,651)

• For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-
classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-
classifications for reporting ease. Industries are shown as a percent of net assets.

• Swap contracts outstanding as of January 31, 2008 were as follows:

	Notional	Unrealized
	Amount	Depreciation

Sold credit default protection on Ford Motor
Company and received 3.80%

Broker, JPMorgan Chase
Expires March 2010	$ 400,000	$ (29,285)

•	Currency Abbreviations:
	EUR	Euro
	USD	U.S. Dollar

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: March 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: March 24, 2008